Leases (Details) - Schedule of right-of-use assets and lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Leased premises [Member]
Leases (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Beginning balance	$ 9,038	$ 5,129
Additions and extensions to ROU assets	9,526	5,713
Additions to property, plant and equipment
Depreciation	(1,975)	(1,040)
Lease termination	(104)	(764)
Lease liabilities converted to long-term debt
Impairment	(791)
Payments
Issuance of warrants
Interest
Foreign exchange
Ending balance	15,694	9,038
Vehicles [member]
Leases (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Beginning balance	283	180
Additions and extensions to ROU assets	118	205
Additions to property, plant and equipment
Depreciation	(129)	(99)
Lease termination	(7)	(3)
Lease liabilities converted to long-term debt
Impairment
Payments
Issuance of warrants
Interest
Foreign exchange
Ending balance	265	283
Other property, plant and equipment [member]
Leases (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Beginning balance	76	84
Additions and extensions to ROU assets	1,693	21
Additions to property, plant and equipment
Depreciation	(121)	(29)
Lease termination
Lease liabilities converted to long-term debt
Impairment	(1,243)
Payments
Issuance of warrants
Interest
Foreign exchange
Ending balance	405	76
Total ROU assets [Member]
Leases (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Beginning balance	9,397	5,393
Additions and extensions to ROU assets	11,337	5,939
Additions to property, plant and equipment
Depreciation	(2,225)	(1,168)
Lease termination	(111)	(767)
Lease liabilities converted to long-term debt
Impairment	(2,034)
Payments
Issuance of warrants
Interest
Foreign exchange
Ending balance	16,364	9,397
Lease liabilities [member]
Leases (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Beginning balance	13,573	11,023
Additions and extensions to ROU assets	11,354	5,911
Additions to property, plant and equipment		7,786
Depreciation
Lease termination	(112)	(892)
Lease liabilities converted to long-term debt		(3,904)
Impairment
Payments	(7,528)	(5,746)
Issuance of warrants		(2,160)
Interest	1,451	1,513
Foreign exchange	(874)	42
Ending balance	$ 17,864	13,573
Non-current portion of lease liabilities		9,227	$ 14,215
Less current portion of lease liabilities		$ (4,346)	$ (3,649)